Annual Total Returns- DWS Health and Wellness Fund (Class ACIS) [BarChart] - Class ACIS - DWS Health and Wellness Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	8.13%	17.60%	46.71%	26.60%	6.57%	(10.46%)	19.01%	3.29%	21.94%	15.14%